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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_] Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092


Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Malcolm E. Ashton
Title:   Managing Partner
Phone:   817-488-9632


Signature, Place, and Date of Signing:

/s/ Malcolm E. Ashton    Southlake, TX    February 14, 2013
-----------------------  ---------------  ------------------
     [Signature]         [City, State]         [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


  1    28-12232                T2 Partners Management, LP

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: 64,774

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
--------           -------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                            VOTING AUTHORITY
                   TITLE OF            VALUE   SHRS OR                 INVESTMENT  OTHER   -------------------
NAME OF ISSUER      CLASS    CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------     -------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ACTIVISION
  BLIZZARD INC        COM   00507V109  2,305   217,000   SH      N/A      SOLE       --    217,000    0     0
ACTIVISION
  BLIZZARD INC        COM   00507V109  2,921   275,000   SH     CALL      SOLE       --        N/A  N/A   N/A
ALLEGHANY CORP
  DEL                 COM   017175100  1,342     4,000   SH      N/A      SOLE       --      4,000    0     0
AMERICAN INTL         COM
  GROUP INC           NEW   026874784  4,589   130,000   SH     CALL      SOLE       --        N/A  N/A   N/A
ANNIES INC            COM   03600T104    682    20,400   SH      PUT      SOLE       --     20,400    0     0
ASPEN INSURANCE
  HOLDINGS LTD        SHS   G05384105  3,208   100,000   SH      N/A      SOLE       --    100,000    0     0
ASTEX
  PHARMACEUTICALS
  INC                 COM   04624B103  1,164   400,000   SH      N/A      SOLE       --    400,000    0     0
BIG LOTS INC          COM   089302103  1,406    49,390   SH      N/A      SOLE       --     49,390    0     0
BLUCORA INC           COM   095229100  1,021    65,000   SH      N/A      SOLE       --     65,000    0     0
BLUCORA INC           COM   095229100  1,100    70,000   SH     CALL      SOLE       --        N/A  N/A   N/A
BODY CENT CORP        COM   09689U102  1,896   190,000   SH      N/A      SOLE       --    190,000    0     0
BROOKFIELD ASSET     CL A
  MGMT INC            LTD
                       VT
                       SH   112585104  5,681   155,000   SH      N/A      SOLE       --    155,000    0     0
COINSTAR INC          COM   19259P300  1,872    36,000   SH      N/A      SOLE       --     36,000    0     0
DELL INC              COM   24702R101  2,535   250,000   SH     CALL      SOLE       --        N/A  N/A   N/A
E M C CORP MASS       COM   268648102  3,163   125,000   SH      N/A      SOLE       --    125,000    0     0
ENSTAR GROUP
  LIMITED             SHS   G3075P101  3,059    27,320   SH      N/A      SOLE       --     27,320    0     0
FIRST AMERN FINL
  CORP                COM   31847R102  5,059   210,000   SH      N/A      SOLE       --    210,000    0     0
ICONIX BRAND
  GROUP INC           COM   451055107  2,009    90,000   SH      N/A      SOLE       --     90,000    0     0
IDT CORP             CL B
                      NEW   448947507    659    69,100   SH      N/A      SOLE       --     69,100    0     0
INTERDIGITAL INC      COM   45867G101    411    10,000   SH      N/A      SOLE       --     10,000    0     0
KOHLS CORP            COM   500255104  2,450    57,000   SH      N/A      SOLE       --     57,000    0     0
LEUCADIA NATL
  CORP                COM   527288104  2,557   107,500   SH      N/A      SOLE       --    107,500    0     0
MFC INDL LTD          COM   55278T105    828    96,800   SH      N/A      SOLE       --     96,800    0     0
MITCHAM INDS INC      COM   606501104  1,022    75,000   SH     CALL      SOLE       --        N/A  N/A   N/A
RUBY TUESDAY INC      COM   781182100  1,467   186,674   SH      N/A      SOLE       --    186,674    0     0
SERVICENOW INC        COM   81762P102    601    20,000   SH      PUT      SOLE       --     20,000    0     0
TELULAR CORP          COM
                      NEW   87970T208    830    87,600   SH      N/A      SOLE       --     87,600    0     0
TESLA MTRS INC        COM   88160R101    396    11,700   SH      PUT      SOLE       --     11,700    0     0
TESSERA
  TECHNOLOGIES
  INC                 COM   88164L100  1,089    66,200   SH     CALL      SOLE       --        N/A  N/A   N/A
TETRA
  TECHNOLOGIES
  INC DEL             COM   88162F105    594    78,200   SH      N/A      SOLE       --     78,200    0     0
VONAGE HLDGS
  CORP                COM   92886T201  1,375   580,000   SH      N/A      SOLE       --    580,000    0     0
WESTELL
  TECHNOLOGIES
  INC                CL A   957541105    476   257,500   SH      N/A      SOLE       --    257,500    0     0
WESTERN DIGITAL
  CORP                COM   958102105  4,143    97,500   SH      N/A      SOLE       --     97,500    0     0
XPO LOGISTICS INC     COM   983793100    867    49,876   SH      N/A      SOLE       --     49,876    0     0